Lease (Details) - Schedule of Maturities of Lease Liabilities - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 96,803
2026	64,242
Total future minimum lease payments	161,045
Less: imputed interest	5,160
Present value of lease liabilities	$ 155,885	$ 200,077